Credit Facilities, Senior Notes and Mortgage Notes Payable (Atlanta-Metro Equipment Loan Narrative) (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended
	Apr. 30, 2010	Dec. 31, 2014	Apr. 09, 2010
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage		5.875%
Atlanta Metro Equipment Loan [Member]
Debt Instrument [Line Items]
Debt Instrument Maximum Borrowing Capacity			$ 25
Debt Instrument, Interest Rate, Stated Percentage			6.85%
Debt Instrument Amortization Period	10 years
Debt Instrument, Maturity Date	Jun. 01, 2020